BLACKROCK BALANCED CAPITAL V.I. FUND
(the “Fund”)

Supplement dated October 22, 2012 to the
Prospectus, dated May 1, 2012

On September 12, 2012, the Board of Directors (the “Board”) of BlackRock Variable Series Funds, Inc. approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Managed Volatility V.I. Fund” and changes to the Fund’s principal investment strategies. In addition, Fund management has determined to make changes to the Fund’s portfolio management team and the benchmark index against which the Fund measures its performance.

As a result of these changes, the Fund’s weightings in equity securities and fixed-income senior securities will no longer be constrained. In particular, the Fund will no longer be required to allocate at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities. The Fund will implement its investment strategies through a fund of funds structure and may invest a significant portion of its assets in affiliated and unaffiliated exchange-traded funds (“ETFs”) and equity and fixed-income funds managed by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, or its affiliates (the “mutual funds”). As a result of these changes, certain risks of investing in the Fund will also change. These changes, which are summarized below, will be effective January 22, 2013.

Principal Investment Strategies of the Fund

Under the new strategy, the Fund will use an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund will have wide flexibility in the relative weightings given to each category. The Fund may also invest a significant portion of its assets in affiliated and unaffiliated ETFs and mutual funds. The Fund will seek to provide total return through its equity, fixed-income and other investment strategies.

With respect to its equity investments, the Fund may invest in ETFs, mutual funds or individual equity securities to an unlimited extent. The Fund, the ETFs and the mutual funds may invest in common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Fund, the ETFs and the mutual funds may invest in securities of both U.S. and non-U.S. issuers without limit, which can be U.S. dollar-based or non-U.S. dollar-based and may be currency hedged or unhedged. The Fund, the ETFs and the mutual funds may invest in securities of companies of any market capitalization.

With respect to its fixed-income investments, the Fund may invest in ETFs, mutual funds or individual fixed-income securities to an unlimited extent. The Fund, the ETFs and the mutual funds may invest in a portfolio of fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured either by commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), collateralized debt obligations, asset-backed securities, convertible securities, debt obligations of governments and their sub-divisions (including those of non-U.S. governments), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. The Fund, the ETFs and the mutual funds may also invest a significant portion of their assets in non-investment grade bonds (junk bonds or distressed securities), non-investment grade bank loans, foreign bonds (both U.S. dollar- and non-U.S. dollar-denominated) and bonds of emerging market issuers. The Fund, the ETFs and the mutual funds may invest in non-U.S. dollar-denominated bonds on a currency hedged or unhedged basis.

With respect to its cash investments, the Fund may hold high quality money market securities, including short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes and repurchase agreements. The Fund may invest a significant portion of its assets in money market funds, including those advised by BlackRock or its affiliates.

The Fund may invest in derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies. The ETFs and the mutual funds may, to varying degrees, also invest in derivatives.

The Fund may invest in U.S. and non-U.S. real estate investment trusts (“REITs”), structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities) and floating rate securities (such as bank loans).

The Fund will incorporate a volatility control process that seeks to reduce risk when portfolio volatility is expected to deviate from the Fund’s targeted total return volatility of 10% over a one-year period. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings. While BlackRock will attempt to manage the Fund’s volatility exposure to stabilize performance, there can be no guarantee that the Fund will reach its target volatility. The Fund will adjust its asset allocation in response to periods of high or low expected volatility. The Fund may without limitation allocate assets into cash or short-term fixed-income securities, and away from riskier assets such as equity and high yield fixed-income securities. When volatility decreases, the Fund may move assets out of cash and back into riskier securities. At any given time, the Fund may be invested entirely in equities, fixed-income or cash. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Investment Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund will be subject to additional investment risks under its new strategy and will be subject to the investment risks of the ETFs and mutual funds in which it will invest. Below is a summary of the Fund’s principal risks associated with its fund-of-funds structure.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute ETFs or mutual funds. BlackRock may be subject to potential conflicts of interest in selecting ETFs or mutual funds because the fees paid to BlackRock by some ETFs or mutual funds are higher than the fees paid by other ETFs or mutual funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting ETFs and mutual funds.

■	Allocation Risk — The Fund’s ability to achieve its investment objective depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of ETFs, mutual funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or ETFs or mutual funds may be incorrect in view of actual market conditions.

■	Investments in ETFs and Other Mutual Funds Risk — The Fund’s net asset value will change with changes in the value of the ETFs, mutual funds and other securities in which it invests. As with other investments, investments in other investment companies, including ETFs, are subject to market risk and, for non-index strategies, selection risk. In addition, if the Fund acquires shares of investment companies, including ETFs, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. If the Fund acquires shares of mutual funds, shareholders bear both their proportionate share of expenses in the Fund (excluding management and advisory fees) and, indirectly, the expenses of the mutual funds. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
One ETF or mutual fund may buy the same securities that another ETF or mutual fund sells. In addition, the Fund may buy the same securities that an ETF or mutual fund sells, or vice-versa. If this happens, an investor in the Fund would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in the Fund may receive taxable gains from portfolio transactions by

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an ETF or mutual fund, as well as taxable gains from transactions in shares of the ETF or mutual fund by the Fund. Certain of the ETFs or mutual funds may hold common portfolio securities, thereby reducing the diversification benefits of the Fund.

Information About the ETFs and Mutual Funds

Under its new strategy, the Fund may invest in any of the ETFs and mutual funds listed below. For a discussion of the objective, investment strategies and risks associated with an ETF or mutual fund, please refer to the ETF’s or mutual fund’s prospectus, which can be accessed at www.blackrock.com/prospectus or obtained by calling (800) 441-7762. The list of ETFs and mutual funds is subject to change at the discretion of BlackRock without notice to shareholders.

ETFS

iShares Barclays 1-3 Year Credit Bond Fund

iShares Barclays 1-3 Year Treasury Bond Fund

iShares Barclays 20+ Year Treasury Bond Fund

iShares Barclays 3-7 Year Treasury Bond Fund

iShares Barclays 7-10 Year Treasury Bond Fund

iShares Core Total U.S. Bond Market ETF

iShares Barclays Intermediate Credit Bond Fund

iShares Barclays MBS Bond Fund

iShares Barclays Short Treasury Bond Fund

iShares Barclays TIPS Bond Fund

iShares Cohen & Steers Realty Majors Index Fund

iShares Dow Jones Select Dividend Index Fund

iShares Dow Jones US Real Estate Index Fund

iShares FTSE/Xinhua China 25 Index Fund

iShares iBoxx $ High Yield Corporate Bond Fund

iShares iBoxx $ Investment Grade Corporate Bond Fund

iShares JPMorgan USD Emerging Markets Bond Fund

iShares MSCI ACWI Index Fund

iShares MSCI All Country Asia ex Japan Index Fund

iShares MSCI Australia Index Fund

iShares MSCI Brazil Index Fund

iShares MSCI Canada Index Fund

iShares MSCI EAFE Index Fund

iShares MSCI EAFE Minimum Volatility Index Fund

iShares MSCI Emerging Markets Index Fund

iShares MSCI Emerging Markets Minimum Volatility Index Fund

iShares MSCI Germany Index Fund

iShares MSCI Japan Index Fund

iShares MSCI Pacific ex-Japan Index Fund

iShares MSCI South Korea Index Fund

iShares MSCI Taiwan Index Fund

iShares MSCI USA Minimum Volatility Index Fund

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Index Fund

iShares Russell 1000 Value Index Fund

iShares Russell 2000 Growth Index Fund

iShares Russell 2000 Index Fund

iShares Russell 2000 Value Index Fund

iShares Russell 3000 Index Fund

iShares Russell MidCap Growth Index Fund

iShares Russell Midcap Index Fund

iShares Russell MidCap Value Index Fund

iShares S&P 100 Index Fund

iShares S&P 500 Growth Index Fund

iShares S&P 500 Value Index Fund

iShares S&P Latin America 40 Index Fund

iShares Core S&P Mid-Cap ETF

iShares S&P MidCap 400 Growth Index Fund

iShares S&P MidCap 400 Value Index Fund

iShares S&P National AMT-Free Municipal Bond Fund

iShares S&P U.S. Preferred Stock Index Fund

iShares Core S&P Small-Cap ETF

iShares S&P SmallCap 600 Value Index Fund

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EQUITY FUNDS

ACWI Ex-US Index Master Portfolio

BlackRock All-Cap Energy & Resources Portfolio

Master Basic Value LLC

Bond Index Master Portfolio

BlackRock Capital Appreciation Fund, Inc.

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

Master Focus Growth LLC

BlackRock Global Dividend Income Portfolio

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund, Inc.

BlackRock Health Sciences Opportunities Portfolio

BlackRock India Fund

BlackRock International Fund

Master International Index Series

BlackRock International Opportunities Portfolio

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

Russell 1000 Index Master Portfolio

S&P 500 Stock Master Portfolio

Master S&P 500 Index Series

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

Master Small Cap Index Series

BlackRock U.S. Opportunities Portfolio

Master Value Opportunities LLC

BlackRock World Gold Fund

FIXED-INCOME FUNDS

BlackRock Core Bond Portfolio

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock World Income Fund, Inc.

Master Total Return Portfolio

TempFund

VARIABLE INSURANCE TRUSTS

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

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The “Fees and Expenses of the Fund” section is revised effective January 22, 2013 to reflect expected changes to the Fund’s Acquired Fund Fees and Expenses and Other Expenses, and to the contractual waivers and their estimated impact on Total Annual Fund Operating Expenses.

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Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees[1,2]	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses [1,3]	0.52%
Interest Expense	0.01%
Miscellaneous Other Expenses	0.51%
Acquired Fund Fees and Expenses[1,3]	0.17%
Total Annual Fund Operating Expenses[1,3]	1.24%
Fee Waivers and/or Expense Reimbursements[2]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	1.19%

[1]	Miscellaneous Other Expenses and Acquired Fund Fees and Expenses have been restated to reflect estimated fees. The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including ETFs advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates (the “mutual funds”).
[2]	BlackRock has contractually agreed to waive 0.05% of its management fee until May 1, 2014. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses, or the restatement of Miscellaneous Other Expenses or Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$121	$388	$676	$1,496

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Change of Benchmark

The Fund will change the components of its customized weighted index from the Russell 1000 Index (60%)/Barclays U.S. Aggregate Bond Index (40%) to the MSCI All Country World Index (60%)/Citi World Government Bond Index (hedged into USD) (40%). Fund management believes the custom blended benchmark that is comprised of 60% of the MSCI All Country World Index and 40% of the Citi World Government Bond Index (hedged to USD) better reflects the Fund’s increasing global exposure.

* * *

Changes to the Fund’s Portfolio Management Team

The Fund will be managed by Philip Green, who will be primarily responsible for the day-to-day management of the Fund.

* * *

Shareholders should retain this Supplement for future reference.

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